Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004017
Average Annual Return [Line Items]
Average Annual Return, Percent	31.83%	17.58%		7.85%
Without Sales Load [Member] | C000004018
Average Annual Return [Line Items]
Average Annual Return, Percent	31.46%	17.34%		7.59%
Without Sales Load [Member] | C000004019
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%	17.04%		7.30%
Without Sales Load [Member] | C000159130
Average Annual Return [Line Items]
Average Annual Return, Percent	31.97%	17.81%		8.03%
Without Sales Load [Member] | C000219338
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%	18.61%	21.22%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%	15.69%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.55%	16.79%		7.47%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.55%	16.79%		7.47%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.55%	16.79%		7.47%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.55%	16.79%		7.47%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.55%	16.79%	18.54%